Leases - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) Aircraft	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Aircraft	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Aircraft	Dec. 31, 2023 USD ($) Aircraft	Oct. 31, 2024 Aircraft
Lessee, Lease, Description [Line Items]
Number of aircrafts operated				31		34	42
Additional variable costs | $		$ 5,963	$ 2,401	$ 16,734	$ 10,640	$ 15,198	$ 12,689
Number of aircrafts leased		3		3				1
Number of aircrafts purchased						1
Gain on sale-leaseback | $	$ 16,000
Minimum
Lessee, Lease, Description [Line Items]
Lease term		2 years		2 years		2 years
Minimum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term		2 years		2 years		3 months
Maximum
Lessee, Lease, Description [Line Items]
Lease term		30 years		30 years		30 years
Maximum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term		7 years		7 years		7 years